New Accounting Pronouncements New Accounting Pronouncements	3 Months Ended	12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
New Accounting Pronouncements
Accounting Pronouncements Adopted in Fiscal 2019

•	Revenues from Contracts with Customers - See Note 3

•	Intra-Entity Transfers of Assets Other Than Inventory - See Note 7

•	Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost - See Note 8

•	Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income - See Note 10

•	Recognition and Measurement of Financial Assets and Liabilities - See Note 10

•	Targeted Improvements to Accounting for Hedging Activities - The adoption of the new standard did not have a material impact on our consolidated financial statements
Leases
In February 2016, the FASB issued a new lease accounting standard, which requires the present value of committed operating lease payments to be recorded as right-of-use lease assets and lease liabilities on the balance sheet. The standard is effective at the beginning of the Company’s 2020 fiscal year. We expect to adopt the standard without restating prior periods.
The new standard provides a number of practical expedients for transition upon adoption. The Company expects to elect the practical expedients that permit the Company not to reassess its prior conclusions concerning whether:

•	Arrangements contain a lease

•	The Company’s lease arrangements are operating or capital leases (financing)

•	Initial direct costs should be capitalized

•	Existing land easements are leases
The Company is currently assessing the impact of the new standard on its financial statements. We believe the most significant effects of adoption will be:

•	Recognizing new right-of-use assets and lease liabilities on our balance sheet for our operating leases

•	Reclassifying a deferred gain of approximately $350 million related to a prior sale-leaseback transaction to retained earnings
As of September 29, 2018, the Company had an estimated $3.6 billion in undiscounted future minimum lease commitments.

New Accounting Pronouncements
Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
In February 2018, the Financial Accounting Standards Board (FASB) issued guidance as a result of the Tax Act to permit the reclassification of certain tax effects from AOCI to retained earnings. Current accounting guidance requires that adjustments to deferred tax assets and liabilities for changes in enacted tax rates be recorded through income from continuing operations even if the deferred taxes were originally established through comprehensive income. The new guidance allows companies to make a one-time election to reclassify the tax effects resulting from the Tax Act on items in AOCI to retained earnings. The new guidance is effective beginning with the first quarter of the Company’s 2020 fiscal year (with early adoption permitted). The guidance should be applied either retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act is recognized or as a cumulative adjustment in the first period of adoption.
Targeted Improvements to Accounting for Hedging Activities
In August 2017, the FASB issued guidance to improve certain aspects of the hedge accounting model including making more risk management strategies eligible for hedge accounting and simplifying the assessment of hedge effectiveness. The Company will adopt the standard in the first quarter of fiscal 2019. The adoption will not have a material impact on our consolidated financial statements as our historical hedging ineffectiveness has been immaterial.

Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost
In March 2017, the FASB issued guidance that requires presentation of the components of net periodic pension and postretirement benefit costs other than service costs, in an income statement line item outside of a subtotal of income from operations. The service cost component will continue to be presented in the same line items as other employee compensation costs. In addition, under the guidance only service costs are eligible for capitalization, for example, as part of a self-constructed fixed asset or a film production. The Company will adopt the standard in the first quarter of fiscal 2019. The adoption will not have a material impact on our consolidated financial statements. The guidance is required to be adopted retrospectively with respect to income statement presentation and prospectively for the capitalization requirement. See Note 10 for the amount of each component of net periodic pension and postretirement benefit costs we have reported historically. These amounts of net periodic pension and postretirement benefit costs are not necessarily indicative of amounts that may arise in future fiscal years.
Intra-Entity Transfers of Assets Other Than Inventory
In October 2016, the FASB issued guidance that requires recognition of the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs instead of when the asset is ultimately sold to an outside party. The Company will adopt the standard in the first quarter of fiscal 2019. The adoption will not have a material impact on our consolidated financial statements. The guidance requires prospective adoption with a cumulative-effect adjustment to retained earnings at the beginning of fiscal 2019.
Leases
In February 2016, the FASB issued a new lease accounting standard, which requires the present value of committed operating lease payments to be recorded as right-of-use lease assets and lease liabilities on the balance sheet. The Company is currently assessing the impact of the new guidance on its financial statements. The standard can be adopted either as of the effective date without restating prior periods or retrospectively by restating prior periods. The guidance is effective at the beginning of the Company’s 2020 fiscal year (with early adoption permitted). As of September 29, 2018, the Company had an estimated $3.6 billion in undiscounted future minimum lease commitments.
Revenue from Contracts with Customers
In May 2014, the FASB issued guidance that replaces the existing accounting standards for revenue recognition with a single comprehensive five-step model, eliminating industry-specific accounting rules. The core principle is to recognize revenue upon the transfer of control of goods or services to customers at an amount that reflects the consideration expected to be received. Since its issuance, the FASB has amended several aspects of the new guidance, including provisions that address revenue recognition associated with the licensing of intellectual property. The new guidance, including the amendments, is effective at the beginning of the Company’s 2019 fiscal year.
We have reviewed our significant revenue streams and identified required changes to our revenue recognition policies. While not material, the more significant changes to the Company’s revenue recognition policies are in the following areas:

•	For television and film content licensing agreements with multiple availability windows with the same licensee, the Company will defer more revenues to future windows than is currently deferred.

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For licenses of character images, brands and trademarks subject to minimum guaranteed license fees, we currently recognize the difference between the minimum guaranteed amount and actual royalties earned from licensee merchandise sales (“shortfalls”) at the end of the contract period. Under the new guidance, projected guarantee shortfalls will be recognized straight-line over the remaining license period once an expected shortfall is identified.

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For licenses that include multiple television and film titles subject to minimum guaranteed license fees that are recoupable against the licensee’s aggregate underlying sales from all titles, the Company will allocate the minimum guaranteed license fee to each title and recognize the allocated license fee as revenue when the title is made available to the customer. License fees in excess of the allocated by-title minimum guarantee are deferred until the aggregate contractual minimum guarantee has been exceeded and thereafter recognized as earned based on the licensee’s underlying sales. Under current guidance, an upfront allocation of the minimum guarantee is not required as license fees are recognized as earned based on the licensee’s underlying sales with any shortfalls recognized at the end of the contract period.

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For renewals or extensions of license agreements for television and film content, we will recognize revenue when the licensed content becomes available under the renewal or extension, instead of when the agreement is renewed or extended.

We have developed processes to capture the information necessary for the expanded disclosures required under the new guidance, and implemented updates needed to our internal controls to support our new revenue recognition policies and disclosure requirements.
The guidance may be adopted either by restating fiscal 2017 and 2018 to reflect the impact of the new guidance (full retrospective method) or by recording the impact of adoption as an adjustment to retained earnings at the beginning of fiscal 2019 (modified retrospective method). The Company will adopt the standard in the first quarter of fiscal 2019 using the modified retrospective method. The adoption will not have a material impact on our consolidated financial statements.
The Company’s equity method investees are considered private companies for purposes of applying the new guidance and are not required to adopt the new standard until fiscal years beginning after December 15, 2018. Our significant equity method investees have substantially completed their assessment of the impact of adopting the new standard on their financial statements. We currently do not expect any material impacts to the Company’s consolidated financial statements upon the investees’ adoption of the new guidance.